Convertible Note	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Convertible Note

Note 7. Convertible Note

The net carrying value of the Company’s outstanding debt consisted of the following, as of (In thousands):

	June 30, 2026	December 31, 2025
Convertible Notes due 2028	$99,600	$235,000
Discount, net (1)	(4,015)	(11,387)
Debt issuance costs, net (2)	(3,329)	(9,441)
Convertible Notes, net	$92,256	$214,172

(1)	Discount as of June 30,2026 consisted of $7.1 million of original issue discount and $4.6 million for the initial fair value of the embedded derivative, less accumulated amortization of $1.3 million, gain on debt extinguishment of $6.4 million.

(2)	Debt issuance costs as of June 30, 2026 consisted of $9.7 million in debt issuance costs, less accumulated amortization of $1.1 million and gain on debt extinguishment of $5.3 million.

Management determined the fair value of the Convertible Notes due 2028 as of June 30, 2026 and December 31, 2025 were $92.1 million and $225.7 million, respectively, based on an implied yield of 8.72% (Level 3 inputs). A change in those inputs to a different amount might result in a significantly higher or lower fair value measurement.

The table below presents the disaggregation of interest expense for the period June 30, 2026 (In thousands):

For the six-months ended June 30,2026
Debt discount amortization	$1,017
Debt issuance cost amortization	843
Interest expense, net	$1,860

The Convertible Notes have a conversion rate of 76.9 shares per $1,000 equal to an approximately $13.00 conversion price, zero interest rate, maturity of up to 36 months, and are collateralized by certain Bitcoin assets. Under the indenture associated with the Convertible Notes, the Company must maintain at all times a 1.0:2.0 (loan-to-collateral ratio compliance level) times collateralization of the Convertible Notes using a mix of Bitcoin (with Bitcoin being valued at 50% for collateral calculation purposes), and cash and cash equivalents (with cash and cash equivalents being valued at 100% for collateral calculation purposes). As of June 30, 2026, the Company had 3,515 Bitcoin on deposit, of which only 3,404 Bitcoin were required to be used as collateral, at Anchorage Digital Bank, N.A as collateral for the Convertible Notes. The Company retains sole discretion and control over Bitcoin held as collateral. Lenders have no rights to sell, pledge and re-hypothecate this asset.

On February 9, 2026, the Company entered into privately negotiated note repurchase agreements with certain holders of its outstanding Convertible Notes and repurchased $135.4 million in aggregate principal amount for an aggregate cash purchase price of $119.2 million. Following the transaction, $99.6 million aggregate principal amount of Convertible Notes remained outstanding. The Company accounted for the transaction as a debt extinguishment and recognized a gain on extinguishment of debt of $5.9 million during the six months ended June 30, 2026.

The following table summarizes the net gain on the extinguishment of debt (In thousands):

Gain on extinguishment of debt
Excess of the net carrying amount of the repurchased Convertible Notes	$16,248
Derecognition of debt discount	(6,355)
Derecognition of debt issuance costs	(5,269)
Derecognition of conversion feature derivative liability	1,309
Total	$5,933

The Company accounted for the cash payment as a financing activity in its unaudited condensed consolidated statement of cash flows.

The table below reflects the principal amount of loan maturities due over the next five years as of June 30, 2026 (In thousands):

	5-Year Loan Maturities Fiscal Year
	2026	2027	2028	2029	2030	Total
2028 Convertible Notes	$-	$99,600	$-	$-	$-	$99,600

Although the Convertible Notes mature in December 2028, the holders have the right to require the Company to repurchase all or a portion of Convertible Notes for cash at a price equal to 100% of outstanding principal amount anytime on June 5, 2027 (“Repurchase Date”). Because the Repurchase Date occurs within twelve months of June 30, 2026, the carrying amount of the Convertible Notes is presented as current in the unaudited condensed consolidated balance sheet. As of June 30, 2026, the Company held cash and cash equivalents of approximately $15.3 million and 5,355 Bitcoin with an aggregate fair value of approximately $313.4 million. The principal payments reflected in the contractual maturities table above assume that holders exercise their repurchase right on the Repurchase Date.